Award Timing Disclosure	12 Months Ended
Dec. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Certain Equity Awards
The Company does not have a written policy related to the timing of when equity awards are granted to our executive officers during the year. The Compensation Committee and Board currently approve grants of RSUs and PSUs to our executive officers and grants of RSUs to other key employees and the non-employee directors of our Board. The equity awards are made consistent with the terms of any applicable employment agreement, Compensation Committee and Board approval and the terms of the Non-Employee Director Compensation Program in the case of the directors. No stock options have been granted by us to our executive officers since 2021.
We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method
The Company does not have a written policy related to the timing of when equity awards are granted to our executive officers during the year. The Compensation Committee and Board currently approve grants of RSUs and PSUs to our executive officers and grants of RSUs to other key employees and the non-employee directors of our Board. The equity awards are made consistent with the terms of any applicable employment agreement, Compensation Committee and Board approval and the terms of the Non-Employee Director Compensation Program in the case of the directors. No stock options have been granted by us to our executive officers since 2021.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false